Share-based payment - Summary of Share-based Compensation Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Expense from share-based payment transactions with employees	¥ 54,144	¥ 29,951	¥ 35,884
Cost of revenue
Statements [Line Items]
Expense from share-based payment transactions with employees	808	300	446
selling expenses
Statements [Line Items]
Expense from share-based payment transactions with employees	15,243	3,906	2,720
Administrative expenses
Statements [Line Items]
Expense from share-based payment transactions with employees	19,346	15,013	25,940
Research and development expenses
Statements [Line Items]
Expense from share-based payment transactions with employees	¥ 18,747	¥ 10,732	¥ 6,778